RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives in Fair Value Hedging Relationships (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value hedging adjustments, discontinued hedges	$ 0	$ 0
Current portion of long-term debt
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying amount	(748)	(688)
Fair value hedging adjustments	3	1
Long-term debt
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying amount	(273)	(685)
Fair value hedging adjustments	0	4
Long-term debt, including current portion
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying amount	(1,021)	(1,373)
Fair value hedging adjustments	$ 3	$ 5